Commitments and Contingencies - Schedule of Pledged Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt securities [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	$ 6,429	$ 6,731
Debt securities [Member] | Derivatives [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	5,525	5,924
Debt securities [Member] | Regulatory requirements [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	367	452
Debt securities [Member] | Repurchase agreements [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	535	353
Debt securities [Member] | Other [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	2	2
Other [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	3,467	3,631
Other [Member] | Derivatives [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	23	35
Other [Member] | Secured borrowings [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	2,575	2,790
Other [Member] | Regulatory requirements [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	78	80
Other [Member] | Non-registered retirement plans in trust [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	377	424
Other [Member] | Other [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	$ 414	$ 302